INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15 - INCOME TAXES

The Company recognizes deferred tax assets and liabilities for the tax effects of differences between the financial statements and tax basis of assets and liabilities. A valuation allowance is established to reduce the deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

The components of income tax provision (benefit) related to continuing operations are as follows at December 31:

	2021	2020
Current	$-	$-
Deferred	$-	$-
Total tax provisions	$-	$-

The following is a reconciliation of the effective income tax rate with the statutory income tax rate at December 31:

	2021	2020
U.S. Federal statutory income tax rate	(21)%	(21)%
State income tax, net of federal benefit	(4.5)%	(4.5)%
Valuation allowance	25.5%	25.5%
	0.0%	0.0%

The net deferred tax assets and liabilities included in the financial statements consist of the following amounts at December 31:

	2021	2020
Deferred tax assets:
Net operating loss carry forwards	$1,337,957	$831,988
Stock based compensation	1,600,548	958,197
Other	-	(10,061)
Total	2,938,505	1,780,124
Deferred tax liabilities:	-	-
Less: valuation allowance	(2,938,505)	(1,780,124)
Net deferred tax assets	$-	$-

Curative Biotechnology, Inc

Notes to Financial Statements

NOTE 15 - INCOME TAXES, continued

The change in valuation allowance was ($1,158,381) and ($1,021,331) for the years ended December 31, 2021 and 2020, respectively. We have recorded a 100% valuation allowance related to the deferred tax asset for the income from operations.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which temporary differences become deductible. In accordance with the provisions of ASC 740: Income Taxes, we record a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated. At December 31, 2021 and 2020, we have no liabilities for uncertain tax positions. We continually evaluate expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.